Fair value measurements - Geographic allocations of trading assets related to government, agency and municipal securities (Detail) - Government, agency and municipal securities [Member] - JPY (¥)
¥ in Billions
		Mar. 31, 2021	Mar. 31, 2020
Fair value, concentration of credit risk [Line items]
Trading assets	[1]	¥ 6,552	¥ 7,199
Japan [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		1,715	1,934
U.S. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		1,888	1,889
EU & U.K. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,329	2,704
Other [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		¥ 620	¥ 672

[1]	Other than above, there were ¥321 billion and ¥299 billion of government, agency and municipal securities reported within Other assets—Non-trading debt securities in the consolidated balance sheets as of March 31, 2020 and 2021, respectively. These securities are primarily Japanese government, agency and municipal securities.